COMMITMENTS AND CONTINGENCIES (Detail Textuals) - Research and Development Contracts	6 Months Ended		12 Months Ended
	Feb. 28, 2019 USD ($)	Feb. 28, 2019 GBP (£)	Aug. 31, 2018 USD ($)	Aug. 31, 2018 GBP (£)
Long-term Purchase Commitment [Line Items]
Total semi annual payments | £		£ 115,000		£ 154,000
October 1, 2018
Long-term Purchase Commitment [Line Items]
Payment for research and development			$ 100,000
September 1, 2018
Long-term Purchase Commitment [Line Items]
Payment for research and development			77,760
December 1, 2018
Long-term Purchase Commitment [Line Items]
Payment for research and development			77,760
March 1, 2019
Long-term Purchase Commitment [Line Items]
Payment for research and development	$ 77,760		$ 77,760
October 5, 2018
Long-term Purchase Commitment [Line Items]
Total semi annual payments | £		57,500
April 5, 2019
Long-term Purchase Commitment [Line Items]
Total semi annual payments | £		£ 57,500